Note 4 - Deposits, Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	As of June 30,
	2025	2026
	US$	US$

Deposits, prepayments and other current assets	143	74